Accounts receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Legal obligors [Abstract]
Accounts Receivables	R$ 16,076,540	R$ 10,507,122
Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	3,502,037	3,538,193
Satander [Member]
Legal obligors [Abstract]
Accounts Receivables	2,492,268	1,270,125
Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	2,463,926	1,394,571
Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	1,491,429	1,058,442
Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	1,421,074	594,529
Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	651,440	313,742
CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	620,429	422,197
Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	495,570	214,340
Other (*)
Legal obligors [Abstract]
Accounts Receivables	2,013,430	1,113,276
Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	15,151,603	9,919,416
Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	209,318	153,348
Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	56,799	0
Other II [Member]
Legal obligors [Abstract]
Accounts Receivables	29,031	6,662
Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	295,148	160,010
Other current [Member]
Legal obligors [Abstract]
Accounts Receivables	596,220	397,753
Other non-current [Member]
Legal obligors [Abstract]
Accounts Receivables	33,570	29,943
Total other (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	629,790	427,696
Visa [Member]
Legal obligors [Abstract]
Accounts Receivables	5,348,235	3,532,521
Visa [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	774,445	727,224
Visa [Member] | Satander [Member]
Legal obligors [Abstract]
Accounts Receivables	448,592	283,348
Visa [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	1,759,911	987,984
Visa [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	988,772	765,341
Visa [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	107,927	59,681
Visa [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	158,879	145,400
Visa [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	407,688	174,797
Visa [Member] | Other (*)
Legal obligors [Abstract]
Accounts Receivables	702,021	388,746
Visa [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	5,348,235	3,532,521
Visa [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Other II [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Other current [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Other non-current [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Visa [Member] | Total other (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member]
Legal obligors [Abstract]
Accounts Receivables	8,194,244	5,201,847
Master [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	2,100,129	2,217,111
Master [Member] | Satander [Member]
Legal obligors [Abstract]
Accounts Receivables	2,043,676	986,777
Master [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	294,631	163,725
Master [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	251,808	140,774
Master [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	1,421,074	594,529
Master [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	543,513	254,061
Master [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	238,196	154,473
Master [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	87,882	39,543
Master [Member] | Other (*)
Legal obligors [Abstract]
Accounts Receivables	1,213,335	650,854
Master [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	8,194,244	5,201,847
Master [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Other II [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Other current [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Other non-current [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Master [Member] | Total other (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member]
Legal obligors [Abstract]
Accounts Receivables	627,463	593,858
Hipercard [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	627,463	593,858
Hipercard [Member] | Satander [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Other (*)
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	627,463	593,858
Hipercard [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Hipercard [Member] | Other II [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Other current [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Other non-current [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Hipercard [Member] | Total other (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	981,661	591,190
Elo [Member] | Itaú [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Satander [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Bradesco [Member]
Legal obligors [Abstract]
Accounts Receivables	409,384	242,862
Elo [Member] | Banco do Brasil [Member]
Legal obligors [Abstract]
Accounts Receivables	250,849	152,327
Elo [Member] | Nubank [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Elo [Member] | Banco Carrefour [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Elo [Member] | CEF [Member]
Legal obligors [Abstract]
Accounts Receivables	223,354	122,324
Elo [Member] | Porto Seguro [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Elo [Member] | Other (*)
Legal obligors [Abstract]
Accounts Receivables	98,074	73,677
Elo [Member] | Total card issuers [Member]
Legal obligors [Abstract]
Accounts Receivables	981,661	591,190
Elo [Member] | Cielo—Elo [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Getnet [Member]
Legal obligors [Abstract]
Accounts Receivables	0
Elo [Member] | Other II [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Total acquirers (ii) [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Other current [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Other non-current [Member]
Legal obligors [Abstract]
Accounts Receivables	0	0
Elo [Member] | Total other (iii) [Member]
Legal obligors [Abstract]
Accounts Receivables	R$ 0	R$ 0